TYPE 13F-HR
PERIOD 06/30/02
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 14, 2002

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$ 1,478,889

List of Other Managers Reporting for this Manager:	None


                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt   Other   Voting Authority
                                                (X$1000)  PRN AMT  PRN Dscretn    Mang a) Sole (b)Sh (c)None

                                                          Form 13F Information Table
        Name of Issuer         Title CUSIP     Value      Shares ofSH/PRNInvstmtOther Managers   Voting Authority
                                                                                        (a) Sole (b) S(c) None
ALCOA                           Com 013817101     $21,866   659,610 SH   Sole             434,045      225,565
ALLEGHENY TECHNOLOGIES COM      Com 01741R102      $4,400   278,500 SH   Sole             134,300      144,200
AMERICAN ELECTRIC POWER         Com 025537101     $39,146   978,150 SH   Sole             626,550      351,600
ANHEUSER BUSCH COS INC COM      Com 035229103     $25,320   506,400 SH   Sole             335,700      170,700
AT&T                            Com 001957109     $26,704 2,495,657 SH   Sole           1,644,380      851,277
AVON PRODS INC COM              Com 054303102      $6,073   116,250 SH   Sole              76,550       39,700
BANK OF AMERICA CORP COM        Com 060505104     $19,141   272,050 SH   Sole             166,750      105,300
BANK ONE CORP COM               Com 06423A103      $4,561   118,518 SH   Sole              57,500       61,018
BLACK & DECKER CORP COM         Com 091797100      $6,926   143,700 SH   Sole              94,900       48,800
BOEING                          Com 097023105     $51,285 1,139,675 SH   Sole             771,150      368,525
BRISTOL-MYERS SQUIBB            Com 110122108      $2,359    91,800 SH   Sole              44,200       47,600
BURLINGTON NORTHERN             Com 12189T104     $58,673 1,955,750 SH   Sole           1,288,550      667,200
CAMPBELL SOUP CO COM            Com 134429109      $4,312   155,900 SH   Sole              75,000       80,900
CATERPILLAR INC DEL COM         Com 149123101     $52,659 1,075,770 SH   Sole             750,640      325,130
CIGNA                           Com 125509109     $33,961   348,603 SH   Sole             230,003      118,600
CITIGROUP INC COM               Com 172967101     $18,011   464,810 SH   Sole             306,160      158,650
DOW CHEMICAL                    Com 260543103      $4,751   138,200 SH   Sole              66,400       71,800
DUPONT                          Com 263534109     $51,411 1,157,903 SH   Sole             787,062      370,841
EASTMAN KODAK                   Com 277461109     $70,274 2,409,120 SH   Sole           1,580,755      828,365
ENTERGY CORP NEW COM            Com 29364G103     $10,954   258,100 SH   Sole             149,000      109,100
EXELON CORP COM                 Com 30161N101     $40,512   774,612 SH   Sole             493,275      281,337
EXXON MOBIL CORP.               Com 30231G102     $76,073 1,859,073 SH   Sole           1,204,180      654,893
FORD MTR CO DEL COM             Com 345370860      $4,747   296,714 SH   Sole             142,792      153,922
GENERAL DYNAMICS CORP COM       Com 369550108     $72,991   686,325 SH   Sole             455,625      230,700
GENERAL MTRS CORP COM           Com 370442105     $56,063 1,048,880 SH   Sole             738,060      310,820
HALLIBURTON CO COM              Com 406216101     $45,068 2,827,350 SH   Sole           1,799,950     1,027,400
HEINZ                           Com 423074103      $4,685   114,000 SH   Sole              55,100       58,900
HONEYWELL INTL INC COM          Com 438516106      $4,869   138,200 SH   Sole              66,600       71,600
INTERNATIONAL PAPER             Com 460146103     $28,293   649,213 SH   Sole             440,575      208,638
J P MORGAN CHASE & CO.          Com 46625H100     $64,140 1,890,926 SH   Sole           1,227,619      663,307
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $21,876   349,900 SH   Sole             230,500      119,400
LIMITED BRANDS INC COM          Com 532716107     $53,811 2,526,350 SH   Sole           1,611,350      915,000
MAY DEPARTMENT STORES           Com 577778103     $15,388   467,300 SH   Sole             285,600      181,700
MCDONALDS CORP COM              Com 580135101     $34,894 1,226,485 SH   Sole             806,735      419,750
MERCK & CO. INC.                Com 589331107     $62,910 1,242,295 SH   Sole             807,590      434,705
NORFOLK SOUTHERN                Com 655844108     $16,063   687,050 SH   Sole             452,450      234,600
PHILIP MORRIS                   Com 718154107     $36,669   839,501 SH   Sole             514,948      324,553
RAYTHEON CO COM NEW             Com 755111507      $5,766   141,500 SH   Sole              69,500       72,000
ROCKWELL AUTOMATION COM         Com 773903109     $40,910 2,047,550 SH   Sole           1,320,950      726,600
SARA LEE CORP COM               Com 803111103      $4,345   210,500 SH   Sole             101,700      108,800
SBC COMMUNICATIONS INC COM      Com 78387G103     $56,293 1,845,673 SH   Sole           1,196,348      649,325
SEARS ROEBUCK & CO.             Com 812387108     $14,580   268,500 SH   Sole             178,100       90,400
SOUTHERN CO.                    Com 842587107     $65,348 2,384,966 SH   Sole           1,539,475      845,491
TYCO INTL LTD NEW COM           Com 902124106      $5,339   395,200 SH   Sole             260,900      134,300
UNITED TECHNOLOGIES             Com 913017109     $33,902   499,300 SH   Sole             328,000      171,300
US BANCORP DEL COM NEW          Com 902973304     $11,327   485,110 SH   Sole             281,258      203,852
VERIZON COMMUNICATIONS COM      Com 92343V104      $3,887    96,800 SH   Sole              46,700       50,100
WELLS FARGO & CO NEW            Com 949746101      $5,311   106,100 SH   Sole              51,300       54,800
WEYERHAEUSER CORP.              Com 962166104     $71,349 1,117,450 SH   Sole             721,250      396,200
WILLIAMS COS.                   Com 969457100      $8,693 1,451,250 SH   Sole             923,650      527,600
                                               $1,478,889


/TEXT
/DOCUMENT
/SUBMISSION